Events After The Reporting Period - Additional Information (Detail)			12 Months Ended
	May 06, 2022 CAD ($)	Mar. 28, 2022 USD ($)	Dec. 31, 2021 CAD ($)	May 06, 2022 USD ($)	Jan. 17, 2022 CAD ($)	Dec. 31, 2020 CAD ($)
Events After The Reporting Period [Line Items]
Promissory notes issued			$ 22,295,710			$ 19,534,988
Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued				$ 15,000,000
Commitments Income Based Payment sharing ratio		50/50
Commitments project term		20 years
Warrant liability					$ 195,066
Promissory note.
Events After The Reporting Period [Line Items]
Promissory notes issued		$ 5,000,000
Promissory note. | Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued		$ 15,000,000
Borrowings, maturity		March 31, 2025
Borrowings, interest rate		10.00%
Term Loan [Member] | Accommodation Agreement [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity			October 31, 2022
Repayments of current borrowings including penalty and accommodation fee	$ 2,044,086
Term Loan [Member] | Electric Vehicle [Member] | Bottom of range [member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate				6.85%
Term Loan [Member] | Electric Vehicle [Member] | Top of range [member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate				9.50%